SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION - Reclassification Adjustment Out of Accumulated Other Comprehensive loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Amounts reclassified from Accumulated other comprehensive loss
Cost of products sold	$ (4,801.6)	$ (4,386.8)	$ (4,321.1)
Interest expense	(63.0)	(59.9)	(60.5)
Income from continuing operations before taxes	589.5	477.1	408.9
Provision for income taxes	(307.7)	(156.4)	(134.5)
Income from continuing operations	281.8	320.7	274.4
Income tax (benefit) expense allocated - Foreign currency translation:
Translation gain (loss)	(25.1)	(3.3)	(2.2)
Income tax (benefit) expense allocated - Pension and other postretirement benefits:
Net loss recognized from actuarial gain/loss and prior service cost/credit	0.5	(24.2)	(11.4)
Reclassifications to net income	8.9	22.6	10.4
Income tax (benefit) expense allocated - Cash flow hedges:
(Losses) gains recognized on cash flow hedges	(0.6)	0.1	(0.3)
Reclassifications to net income	0.5	1.0	(0.5)
Income tax benefit related to items of other comprehensive loss	(15.8)	(3.8)	(4.0)
Amounts Reclassified from Accumulated other comprehensive loss
Amounts reclassified from Accumulated other comprehensive loss
Income from continuing operations	(20.2)	(47.0)	(20.9)
Pension and Other Postretirement Benefits | Amounts Reclassified from Accumulated other comprehensive loss
Amounts reclassified from Accumulated other comprehensive loss
Pension and other postretirement benefits	(28.2)	(66.8)	(33.3)
Provision for income taxes	8.9	22.6	10.4
Income from continuing operations	(19.3)	(44.2)	(22.9)
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss
Amounts reclassified from Accumulated other comprehensive loss
Income from continuing operations before taxes	(1.4)	(3.8)	2.5
Provision for income taxes	0.5	1.0	(0.5)
Income from continuing operations	(0.9)	(2.8)	2.0
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss | Foreign exchange contracts
Amounts reclassified from Accumulated other comprehensive loss
Cost of products sold	0.2	(3.0)	3.9
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss | Commodity contracts
Amounts reclassified from Accumulated other comprehensive loss
Cost of products sold	0.2	(0.7)	(1.3)
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss | Interest Rate Contracts
Amounts reclassified from Accumulated other comprehensive loss
Interest expense	$ (1.8)	$ (0.1)	$ (0.1)